UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 03/31/2005

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		08/30/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		42
Form 13F Information Table Value Total:		$ 80,962 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- --------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MSCI EMERGING MKTS INDEX FUND  EF               464287234     2674    13183 SH       SOLE                    13183
VANGUARD TOTAL STK MKT         EF               922908769      225     1963 SH       SOLE                     1963
3M COMPANY                     COM              88579y101     2243    26175 SH       SOLE                    26175
ABBOTT LABORATORIES            COM              002824100     2170    46540 SH       SOLE                    46540
AMERICAN EXPRESS CO.           COM              025816109      912    17750 SH       SOLE                    17750
AMERICAN INTERNATIONAL GROUP I COM              026874107      639    11534 SH       SOLE                    11534
BANK OF AMERICA CORP.          COM              060505104     2868    65028 SH       SOLE                    65028
BERKSHIRE HATHAWAY CL B        COM              084670207     4847     1697 SH       SOLE                     1697
BOSTON PROPERTIES INC.         COM              101121101     1146    19025 SH       SOLE                    19025
BP PLC SPON ADR                COM              055622104     1634    26180 SH       SOLE                    26180
CHEVRONTEXACO CORP.            COM              166764100      331     5678 SH       SOLE                     5678
CISCO SYSTEMS, INC.            COM              17275R102     1625    90843 SH       SOLE                    90843
CITIGROUP INC.                 COM              172967101     3042    67686 SH       SOLE                    67686
COGNEX CORPORATION             COM              192422103     2246    90260 SH       SOLE                    90260
CREE, INC.                     COM              225447101     1721    79130 SH       SOLE                    79130
DUKE REALTY CORP NEW           COM              264411505     1758    58885 SH       SOLE                    58885
EMERSON ELECTRIC CO.           COM              291011104     1795    27640 SH       SOLE                    27640
EQUITY OFFICE PROPERTIES TR    COM              294741103     3283   108970 SH       SOLE                   108970
EXXON MOBIL CORP.              COM              30231G102     2517    42237 SH       SOLE                    42237
FIRST DATA CORPORATION         COM              319963104     1847    46985 SH       SOLE                    46985
GENERAL ELECTRIC CO.           COM              369604103     4658   129160 SH       SOLE                   129160
GILLETTE CO.                   COM              375766102     1522    30150 SH       SOLE                    30150
HOME DEPOT INC.                COM              437076102     2844    74365 SH       SOLE                    74365
INTERNATIONAL BUSINESS MACHINE COM              459200101      242     2645 SH       SOLE                     2645
JOHNSON & JOHNSON              COM              478160104     3249    48371 SH       SOLE                    48371
JPMORGAN CHASE & CO.           COM              46625h100     1455    42060 SH       SOLE                    42060
KIMBERLY CLARK CORP.           COM              494368103      766    11655 SH       SOLE                    11655
MEDTRONIC INC.                 COM              585055106     2957    58045 SH       SOLE                    58045
MERRILL LYNCH & CO.            COM              590188108      659    11650 SH       SOLE                    11650
MICROSOFT CORP.                COM              594918104     2355    97426 SH       SOLE                    97426
NESTLE SPON ADR REPSTG REG SH  COM              641069406      348     5066 SH       SOLE                     5066
PEPSICO INC.                   COM              713448108     2124    40051 SH       SOLE                    40051
PFIZER, INC.                   COM              717081103     2821   107383 SH       SOLE                   107383
PLUM CREEK TIMBER CO. INC.     COM              729251108      450    12600 SH       SOLE                    12600
PROCTOR AND GAMBLE             COM              742718109     2289    43190 SH       SOLE                    43190
ROYAL DUTCH PETROLEUM EUR .56  COM              780257804     1540    25645 SH       SOLE                    25645
SYSCO CORPORATION              COM              871829107     2304    64345 SH       SOLE                    64345
VARIAN SEMICNDCTR EQ ASC       COM              922207105     1946    51185 SH       SOLE                    51185
WAL MART STORES INC.           COM              931142103     2577    51428 SH       SOLE                    51428
WALGREEN COMPANY               COM              931422109     3562    80195 SH       SOLE                    80195
WYETH                          COM              983024100      483    11450 SH       SOLE                    11450
ZIMMER HOLDINGS, INC.          COM              98956p102      292     3749 SH       SOLE                     3749